Financial Instruments (Details) - Schedule of Interest Rates Used to Discount Estimated Cash Flows	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans from banks [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	Discount rate of Euribor+ 2% with a zero floor	Discount rate of Euribor+ 2% with a zero floor
Loans from banks Two [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	fixed rate for several years 3.1%-6% Linkage to Euribor	fixed rate for 5 years 2.65%-4.5% Linkage to Euribor
Loans from banks Three [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	2.58%-4.78% Linkage to Consumer price index in Israel	2.58% Linkage to Israeli CPI
Loans from banks Four [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.	Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%.
Loans from banks five [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	fixed rate of 2.58%-3.03%	fixed rate 2.58%-3.03%
Loan From Others One [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	Euribor+ 5.27%	Euribor+ 5.27%
Loan From Others Two [Member]
Non-current liabilities:
Interest rates used to discount estimated cash flows	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%	7% Linkage to Israeli CPI and fixed rate of 5.5%